OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and advanced payments	$ 4,928	$ 5,407
Government authorities	4,388	4,695
Derivative instruments	565
Deposits with escrow agent (see also Note 1b2 and 1b4)	585	1,760	$ 1,760
Other receivables	2,121	576
Other accounts receivable and prepaid expenses, total	$ 12,587	$ 12,438